INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	Year Ended December 31,
	2019	2020
PRC statutory tax rate	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	(3)%	(3)%
Effect of changing tax rate due to high-tech enterprise qualification	(11)%	—
Taxable income derived from the inter group loan waiver	—	(35)%
Effect of enacted tax rate change	5%	6%
Effect of change in valuation allowance	(16)%	7%
Effective tax rate	0%	0%

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2019	2020
Deferred tax assets:
Net loss carryforward	337,214	286,356
Advertising expense carried forward for future deduction	19,613	30,827
Accrued expenses and payroll payable	10,805	12,594
Provision for impairment of assets	—	7,072
Others	890	781
Valuation allowance	(368,522)	(337,630)
Total deferred tax assets	—	—
Deferred tax liabilities:
Total deferred tax liabilities	—	—